Accounts Payable for Land and Intangible Asset Acquisition - Summary of Accounts Payable for Land and Intangible Asset Acquisition (Parenthetical) (Detail) R$ in Thousands		1 Months Ended		12 Months Ended
	Dec. 27, 2013 BRL (R$)	May 31, 2016 BRL (R$)	Jun. 30, 2006 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of detailed information about investment property [line items]
Assets acquired				R$ 31,522	R$ 35,096
Cash paid on acquisition of plot of land				122,114	144,977	R$ 136,431
Outstanding amount of land acquisition				R$ 10,184	R$ 19,377
Discount rate				15.66%	15.26%
Landfills - land and implementation of cells [member] | Banco Pine S.A. [member] | Jardim Ldia [member]
Disclosure of detailed information about investment property [line items]
Assets acquired	R$ 30,000
Cash paid on acquisition of plot of land	R$ 1,325
Number of installments	60
Outstanding amount of land acquisition				R$ 3,292	R$ 8,682
T-Systems [member]
Disclosure of detailed information about investment property [line items]
Assets acquired		R$ 31,265
Number of installments		72
Intangible assets					24,591
Outstanding amount of land acquisition				R$ 6,892	R$ 10,695
Masa - Comrcio e Servios de Terraplanagem Ltda [member] | Landfills - land and implementation of cells [member]
Disclosure of detailed information about investment property [line items]
Assets acquired			R$ 4,400
Legal late payment interest			1.00%
Legal late payment interest expense			R$ 9,584
Number of installments			24
First payment amount			R$ 399
Outstanding amount of land acquisition						R$ 2,870